S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 28, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Pier Luigi De Flammineis
League Holding S.r.l. [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	League Holding S.r.l.
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	manager
League Capital Llc , Sponsor [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	League Capital LLC (our sponsor)
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	88.20%
Alessandro Lamberti
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Alessandro Lamberti
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	88.20%
Pier Luigi De Flammineis
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	88.20%
Terrence J. Leifheit II
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Terrence J. Leifheit II
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	3.00%
Peter M Carlson
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Peter M. Carlson
Mike Farnan
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mike Farnan
Giampaolo Corea
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Giampaolo Corea
Directors And Executive Officers
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Directors and Executive Officers
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	(5 persons)
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	92.90%
John I Sanders Esq
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	John I. Sanders, Esq
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	6.80%